Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			48 Months Ended
	Oct. 31, 2011	Jul. 31, 2006	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares, authorized amount	$ 20,000	$ 25,000
Number of shares repurchased						1,795,957
Amount of shares repurchased						18,082
Number of stock option plans			2
Stock option vesting period			4 years
Number of Ordinary shares received for each option exercise			1
Ordinary shares reserved for future issuance			11,187,318
Shares available for future grant			445,717
Number of purchases available in each offering period			2
Compensation cost			5,383	5,458	5,493
Weighted-average grant-date fair value of options granted			$ 12.32	$ 11.33	$ 6.34
Total unrecognized compensation costs			6,304
Unrecognized compensation costs, period of recognition			3 years 3 months 18 days
Total grant-date fair value of vested options			7,353
In-the-money options outstanding			2,560,574
Outstanding out of the money options			597,700
Out of the money options outstanding, intrinsic value			0
In-the-money options exercisable			1,328,150
Out of the money options exerciable			74,500
Out of the money options exercisable, intrinsic value			0
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiration period			5 years 2 months 12 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiration period			6 years
February 2010 Addendum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance			500,000
Shares available for future grant			381,653
Stock option plans, purchase price as a percentage of market price			90.00%
Employees Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grant			872,220
ESPP, purchase price as a percentage of market price			90.00%
Maximum shares available for issuance			1,000,000
Maximum employee contribution as a percentage of net income			10.00%
Offering period			1 year
Shares purchased by employees				68,329	59,451
Average purchase price				$ 14.75	$ 14.18
Compensation cost				$ 50	$ 306